Annual Fund Operating Expenses - Delaware VIP Global Value Equity - Class II	Dec. 31, 2021
Operating Expenses:
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.06%
Total annual fund operating expenses	1.01%